6. RELATED PARTY TRANSACTION (Quarterly)	15 Months Ended	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2014 Quarterly Member
6. RELATED PARTY TRANSACTION

NOTE 6 – RELATED PARTY TRANSACTION

Related Party Note

As of December 31, 2013 and 2012, the Chief Executive Officer and Director advanced the Company $16,110 and $4,149 to fund Company operations under a Revolving Credit Note ("Note"). The Note is non-interest bearing, unsecured and due on demand. The term of the Note automatically renews until the balance is paid or the Note is in default. The outstanding balance owed on December 31, 2013 and 2012 was $23,541 and $7,431, respectively.

Related Party Compensation

On September 1, 2012, we entered into an employment agreement with Michael Noel, our Chief Executive Officer and Chairman of the Board of Directors (the “Noel Agreement”) The term of the Noel Agreement is three (3) years and, following the initial term, shall continue on a year-to-year basis thereafter unless terminated by either party with at least thirty (30) days written notice. Pursuant to the Noel Agreement, Mr. Noel will receive annual base compensation of $102,000 for the first two years of employment and $125,000 for the third year of employment. The Noel Agreement also provides for incentive awards, as well as a benefit package, including medical, disability, insurance, and expense reimbursement. As consideration for certain non-compete and non-solicitation provisions of the Noel Agreement, Mr. Noel shall also receive semi-monthly installments of $1,000. The Noel Agreement may be terminated by the Company for reasonable cause. As of December 31, 2013 and 2012, $152,000 and $38,000 is currently due and accrued on the Noel Agreement, respectively.

Compensation of the Chairman of the Board

Michael Noel, our Chairman of the Board, receives compensation pursuant to the Noel Agreement described above. In addition to his employment agreement, Mr. Noel is compensated as a director in the company. As chairman of the board, Mr. Noel shall be compensated at a rate of $300/hour.

Agreement with Scott Noel

On September 27, 2012, the Company entered into an engagement agreement with Mr. Scott Noel for general corporate counsel services in exchange for a monthly retainer fee of $6,250 in consideration of the services to be rendered. As of December 31, 2013 and 2012, $100,036 and $25,024 is currently due and accrued on the Noel Agreement, respectively.

NOTE 6 – RELATED PARTY TRANSACTION

Related Party Note

The Chief Executive Officer and Director provided advances to the Company to fund Company operations under a Revolving Credit Note ("Note"). The Note is non-interest bearing, unsecured and due on demand. The term of the Note automatically renews until the balance is paid or the Note is in default. The outstanding balance owed on March 31, 2014 and December 31, 2013 was $26,121 and $23,541, respectively.

Related Party Compensation

On September 1, 2012, we entered into an employment agreement with Michael Noel, our Chief Executive Officer and Chairman of the Board of Directors (the “Noel Agreement”) The term of the Noel Agreement is three (3) years and, following the initial term, shall continue on a year-to-year basis thereafter unless terminated by either party with at least thirty (30) days written notice. Pursuant to the Noel Agreement, Mr. Noel will receive annual base compensation of $102,000 for the first two years of employment and $125,000 for the third year of employment. The Noel Agreement also provides for incentive awards, as well as a benefit package, including medical, disability, insurance, and expense reimbursement. As consideration for certain non-compete and non-solicitation provisions of the Noel Agreement, Mr. Noel shall also receive semi-monthly installments of $1,000. The Noel Agreement may be terminated by the Company for reasonable cause. As of March 31, 2014 and December 31, 2013, $180,500 and $152,000 is currently due and accrued on the Noel Agreement, respectively.

Compensation of the Chairman of the Board

Michael Noel, our Chairman of the Board, receives compensation pursuant to the Noel Agreement described above. In addition to his employment agreement, Mr. Noel is compensated as a director in the company. As chairman of the board, Mr. Noel shall be compensated at a rate of $300/hour.

Agreement with Scott Noel

On September 27, 2012, the Company entered into an engagement agreement with Mr. Scott Noel for general corporate counsel services in exchange for a monthly retainer fee of $6,250 in consideration of the services to be rendered. As of March 31, 2014 and 2013, $118,786 and $100,036 is currently due and accrued on the Noel Agreement, respectively.